Goodwill and Other Intangible Assets - Summary of Future Expected Amortization of Core Deposit Intangibles (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 114
2017	102
2018	90
2019	78
2020	66
Thereafter	152
Total	$ 602